ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable	$ 11,973	¥ 78,121		¥ 20,434
Allowance for doubtful accounts	24	156	$ 48	316	¥ 180
Accounts receivable, net	$ 11,949	¥ 77,965		¥ 20,118